Related Party Transactions - Schedule of Related Party and the Relationship with the Group (Details)	12 Months Ended
Dec. 31, 2025
Schedule of Related Party and the Relationship with the Group [Abstract]
Name of related parties	Matrix Finance and Technologies Holding Group and its subsidiaries (“Matrixport Group”, rebranded as the “BIT Group”)
Relationship with the Group	The Group’s controlling person is the co-founder and chairman of the board of directors of BIT Group and has significant influence over BIT Group.